Contingent Liabilities, Commitments and Concessions (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands			1 Months Ended																		12 Months Ended
	Dec. 06, 2017 USD ($)	Nov. 02, 2009	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 ILS (₪)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 ILS (₪)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 ILS (₪)	Jun. 27, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 ILS (₪)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 ILS (₪)	Jul. 31, 2010 USD ($)	Jul. 31, 2010 ILS (₪)	Jun. 27, 2010 USD ($)	Jun. 27, 2010 ILS (₪)	Jun. 27, 2010 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018	Dec. 31, 2019 ILS (₪)	Jan. 31, 2018 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 ILS (₪)
Disclosure of contingent liabilities in business combination [line items]
Purchase price																									$ 260,000
Gas transmission agreement between OPC Rotem and Israel Natural Gas Lines Ltd [Member]
Disclosure of contingent liabilities in business combination [line items]
Construction cost																$ 13,600
Agreement expiration period																The agreement expires in 2029, with a renewal option for 5 additional years.	The agreement expires in 2029, with a renewal option for 5 additional years.
Amount of deposit																$ 600
Gas transmission agreement between OPC Rotem and Israel Natural Gas Lines Ltd [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Construction cost | ₪																	₪ 47,000
Amount of deposit | ₪																	₪ 2,000
Construction agreement with OPC Tzomet and PW Power Systems LLC [Member]
Disclosure of contingent liabilities in business combination [line items]
Aggregate consideration paid																					$ 300,000
Lease option agreement between OPC and Hadera Paper [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements									25 years	25 years
Area of lease in square foot									68,000	68,000
Lease expiration date									December 31, 2022	December 31, 2022
Option fees year one									$ 100
Option fees year two									400
Option fees year three									900
Amount paid to Hadera paper by OPC									200
Option fees					$ 900
Original option agreement amount									$ 600
Lease option agreement between OPC and Hadera Paper [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Option fees year one | ₪										₪ 500
Option fees year two | ₪										1,500
Option fees year three | ₪										300
Amount paid to Hadera paper by OPC | ₪										800
Option fees | ₪						₪ 3,000
Original option agreement amount | ₪										₪ 2,200
Construction agreement between OPC Hadera and IDOM Servicios Integrados [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees												$ 10,500
Construction cost												$ 185,000
Additional amount paid by OPC Hadera							$ 12,000
First additional amount paid by OPC Hadera							6,000
Second additional amount paid by OPC Hadera							$ 6,000
Asset receivable in respect of compensation from construction contractor			$ 15,000																		$ 15,000
Construction agreement between OPC Hadera and IDOM Servicios Integrados [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Construction cost | ₪													₪ 639,000
Additional amount paid by OPC Hadera | ₪								₪ 43,000
First additional amount paid by OPC Hadera | ₪								21,500
Second additional amount paid by OPC Hadera | ₪								₪ 21,500
Asset receivable in respect of compensation from construction contractor | ₪																								₪ 51,000
Gas transmission agreement between OPC Hadera and Israel Natural Gas Lines Ltd [Member]
Disclosure of contingent liabilities in business combination [line items]
Construction cost														$ 7,000
Gas transmission agreement between OPC Hadera and Israel Natural Gas Lines Ltd [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Construction cost | ₪															₪ 27,000
OPC Hadera [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of minimal annual contractual quantity														50.00%	50.00%
Percentage of minimal annual contractual quantity reduced														30.00%	30.00%
Hadera provided bank guarantees in favour of Tamar for additional gas agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees																										$ 900
Hadera provided bank guarantees in favour of Tamar for additional gas agreement [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees | ₪																											₪ 3,200
Hadera provided bank guarantees in favour of Tamar [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees																										$ 6,200
Hadera provided bank guarantees in favour of Tamar [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees | ₪																											₪ 23,300
Power and steam supply Agreement between OPC Hadera and Hadera Paper [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements																					25 years	25 years
Agreements for sale of electricity between OPC Hadera and end users [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements																					10 years	10 years
Compensation to customers																					$ 3,000
Compensation to customers paid																					$ 1,000
Agreements for sale of electricity between OPC Hadera and end users [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Compensation to customers | ₪																						₪ 11,000
Compensation to customers paid | ₪																						₪ 4,000
Maintenance agreement between OPC Rotem and Mitsubishi [Member]
Disclosure of contingent liabilities in business combination [line items]
Operation period of workhour																		100,000	100,000	100,000
Period of gas turbine																		12 years	12 years	12 years
Maintenance costs																		$ 16,000
Accelerated depreciation																		$ 2,000
Period of maintenance work																							6 years
Maintenance agreement between OPC Rotem and Mitsubishi [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Accelerated depreciation | ₪																			₪ 8,600
Maintenance agreement between OPC Rotem and Mitsubishi [Member] | EUR [Member]
Disclosure of contingent liabilities in business combination [line items]
Maintenance costs | €																				€ 55,000
Agreements for acquisition of electricity between OPC Rotem and private customers [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements																					10 years	10 years
Agreement for purchase of electricity between OPC Hadera and IEC [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements		20 years
OPC Rotem and OPC Hadera [Member] | Energean agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Total financial volume of agreements	$ 1,300,000
Inkia Energy Limited [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares acquired			25.00%																		25.00%			25.00%
Purchase price			$ 175,000																		$ 175,000
Nominal annual Interest rate			8.00%																		8.00%			8.00%
Deferred Payment Agreement			$ 175,000																		$ 175,000
Period of purchase price																					four-year	four-year
Period of corporate guarantee																					three-year	three-year
Maintenance agreement between OPC Hadera and General Electric International and GE Global Parts [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements											25 years
Corporate guarantees											$ 21,000
Cost of service agreement											$ 42,000
Gas transmission agreement between OPC Tzomet and Israel Natural Gas Lines Ltd [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees			3,000																		$ 3,000
Cost of gas transmission agreement			7,000
Planning and procurement budgeted amount			$ 4,000
Gas transmission agreement between OPC Tzomet and Israel Natural Gas Lines Ltd [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees | ₪																								₪ 11,000
Cost of gas transmission agreement | ₪				₪ 25,000
Planning and procurement budgeted amount | ₪				₪ 13,000